UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5628

Name of Registrant:	Vanguard Malvern Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2005

Item 1:	Schedule of Investments

Vanguard Asset Allocation Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Common Stocks (82.8%)

Consumer Discretionary (8.9%)
Home Depot, Inc.	1,729,683	70,018
Time Warner, Inc.	3,793,478	66,158
* Comcast Corp. Class A	1,759,649	45,680
Lowe's Cos., Inc.	633,552	42,233
Viacom Inc. Class B	1,252,884	40,844
* eBay Inc.	926,060	40,052
Target Corp.	708,970	38,972
The Walt Disney Co.	1,559,051	37,370
McDonald's Corp.	1,019,819	34,388
News Corp., Class A	1,984,100	30,853
Carnival Corp.	350,449	18,738
* Starbucks Corp.	623,912	18,724
The McGraw-Hill Cos., Inc.	301,406	15,562
Federated Department Stores, Inc.	220,575	14,631
Best Buy Co., Inc.	331,132	14,398
Clear Channel Communications, Inc.	437,919	13,773
* Kohl's Corp.	278,555	13,538
NIKE, Inc. Class B	155,384	13,486
Staples, Inc.	590,410	13,408
Omnicom Group Inc.	145,903	12,421
Gannett Co., Inc.	198,504	12,023
* Amazon.com, Inc.	248,500	11,717
Ford Motor Co.	1,497,485	11,561
Harley-Davidson, Inc.	222,454	11,454
Johnson Controls, Inc.	155,553	11,341
Starwood Hotels & Resorts Worldwide, Inc.	175,903	11,233
Yum! Brands, Inc.	230,154	10,790
Harrah's Entertainment, Inc.	148,852	10,612
J.C. Penney Co., Inc. (Holding Co.)	188,354	10,472
* Coach, Inc.	304,400	10,149
* Sears Holdings Corp.	80,122	9,256
Marriott International, Inc. Class A	135,153	9,051
Fortune Brands, Inc.	115,552	9,015
TJX Cos., Inc.	384,858	8,940
^ General Motors Corp.	448,712	8,714
* Bed Bath & Beyond, Inc.	240,454	8,692
The Gap, Inc.	473,010	8,344
International Game Technology	269,255	8,288
* Office Depot, Inc.	255,605	8,026
D. R. Horton, Inc.	220,000	7,861
Centex Corp.	101,702	7,271
* Apollo Group, Inc. Class A	118,103	7,140
Pulte Homes, Inc.	173,404	6,825
Lennar Corp. Class A	111,200	6,785
Nordstrom, Inc.	177,204	6,627
H & R Block, Inc.	265,406	6,516
Tribune Co.	212,257	6,423
Hilton Hotels Corp.	264,756	6,383
Limited Brands, Inc.	282,133	6,306
Genuine Parts Co.	135,653	5,958
Black & Decker Corp.	62,901	5,470
Mattel, Inc.	338,244	5,351
Eastman Kodak Co.	226,904	5,310
Newell Rubbermaid, Inc.	223,213	5,308
* Univision Communications Inc.	178,605	5,249
Wendy's International, Inc.	94,152	5,203
Dollar General Corp.	258,543	4,930
KB HOME	66,002	4,796
Whirlpool Corp.	52,801	4,423
Darden Restaurants Inc.	112,853	4,388
Tiffany & Co.	113,052	4,329
Sherwin-Williams Co.	91,252	4,145
* AutoZone Inc.	44,951	4,124
VF Corp.	72,230	3,997
Leggett & Platt, Inc.	151,903	3,488
Knight Ridder	52,801	3,342
Family Dollar Stores, Inc.	134,303	3,329
E.W. Scripps Co. Class A	68,900	3,309
Brunswick Corp.	78,601	3,196
* AutoNation, Inc.	145,704	3,166
* Interpublic Group of Cos., Inc.	327,556	3,161
New York Times Co. Class A	117,552	3,109
Jones Apparel Group, Inc.	100,052	3,074
Circuit City Stores, Inc.	132,953	3,003
Liz Claiborne, Inc.	80,852	2,896
The Stanley Works	59,901	2,878
Reebok International Ltd.	47,051	2,740
Hasbro, Inc.	134,603	2,716
* The Goodyear Tire & Rubber Co.	132,103	2,296
RadioShack Corp.	108,531	2,282
Meredith Corp.	38,501	2,015
OfficeMax, Inc.	67,651	1,716
Snap-On Inc.	45,251	1,700
Dow Jones & Co., Inc.	47,551	1,688
Dillard's Inc.	50,501	1,253
Maytag Corp.	60,351	1,136
* Big Lots Inc.	90,952	1,092
Cooper Tire & Rubber Co.	57,151	876
Dana Corp.	115,411	829

		986,333

Consumer Staples (7.9%)
The Procter & Gamble Co.	2,720,153	157,442
Altria Group, Inc.	1,687,291	126,074
Wal-Mart Stores, Inc.	2,024,204	94,733
PepsiCo, Inc.	1,349,426	79,724
The Coca-Cola Co.	1,679,076	67,684
Walgreen Co.	826,195	36,567
Anheuser-Busch Cos., Inc.	627,690	26,966
Kimberly-Clark Corp.	383,699	22,888
Colgate-Palmolive Co.	416,707	22,856
Costco Wholesale Corp.	387,199	19,155
CVS Corp.	656,912	17,356
Sysco Corp.	501,109	15,559
General Mills, Inc.	293,806	14,491
Archer-Daniels-Midland Co.	525,732	12,965
Sara Lee Corp.	627,062	11,851
* The Kroger Co.	587,411	11,090
Avon Products, Inc.	374,457	10,691
Wm. Wrigley Jr. Co.	142,373	9,466
H.J. Heinz Co.	272,505	9,189
Kellogg Co.	208,896	9,028
Safeway, Inc.	362,607	8,579
ConAgra Foods, Inc.	418,508	8,487
The Hershey Co.	146,374	8,087
Whole Foods Market, Inc.	95,300	7,375
The Clorox Co.	118,203	6,725
Reynolds American Inc.	70,162	6,689
Albertson's, Inc.	295,692	6,313
UST, Inc.	131,403	5,365
Brown-Forman Corp. Class B	71,372	4,947
Coca-Cola Enterprises, Inc.	243,607	4,670
Campbell Soup Co.	152,346	4,535
* Constellation Brands, Inc. Class A	158,400	4,155
Tyson Foods, Inc.	203,100	3,473
SuperValu Inc.	103,852	3,373
McCormick & Co., Inc.	108,752	3,363
The Pepsi Bottling Group, Inc.	108,744	3,111
Alberto-Culver Co. Class B	67,651	3,095
Molson Coors Brewing Co. Class B	45,951	3,078

		871,195

Energy (7.7%)
ExxonMobil Corp.	5,042,118	283,216
Chevron Corp.	1,820,230	103,334
ConocoPhillips Co.	1,125,550	65,485
Schlumberger Ltd.	475,419	46,187
Burlington Resources, Inc.	306,976	26,461
Occidental Petroleum Corp.	323,116	25,811
Halliburton Co.	415,517	25,745
Valero Energy Corp.	495,208	25,553
Devon Energy Corp.	362,806	22,690
* Transocean Inc.	265,712	18,517
Anadarko Petroleum Corp.	193,087	18,295
Apache Corp.	266,811	18,282
Marathon Oil Corp.	295,814	18,036
Baker Hughes, Inc.	276,965	16,834
EOG Resources, Inc.	195,704	14,359
XTO Energy, Inc.	294,300	12,932
Williams Cos., Inc.	464,278	10,757
* Weatherford International Ltd.	281,600	10,194
* Nabors Industries, Inc.	127,202	9,636
BJ Services Co.	259,004	9,498
* National Oilwell Varco Inc.	140,150	8,787
Kerr-McGee Corp.	96,630	8,780
Sunoco, Inc.	109,936	8,617
Amerada Hess Corp.	64,551	8,186
Kinder Morgan, Inc.	85,252	7,839
Noble Corp.	110,452	7,791
Murphy Oil Corp.	132,600	7,159
El Paso Corp.	532,807	6,479
Rowan Cos., Inc.	88,051	3,138

		848,598

Financials (17.6%)
Citigroup, Inc.	4,099,778	198,962
Bank of America Corp.	3,254,232	150,183
American International Group, Inc.	2,103,173	143,499
JPMorgan Chase & Co.	2,839,730	112,709
Wells Fargo & Co.	1,355,125	85,143
Wachovia Corp.	1,259,712	66,588
American Express Co.	1,003,694	51,650
Merrill Lynch & Co., Inc.	744,994	50,458
Morgan Stanley	873,896	49,585
The Goldman Sachs Group, Inc.	365,357	46,660
U.S. Bancorp	1,469,005	43,909
Fannie Mae	782,154	38,177
Freddie Mac	558,440	36,494
Washington Mutual, Inc.	800,587	34,826
MetLife, Inc.	612,811	30,028
Prudential Financial, Inc.	409,888	30,000
The Allstate Corp.	525,665	28,423
Lehman Brothers Holdings, Inc.	219,004	28,070
MBNA Corp.	1,011,624	27,466
The St. Paul Travelers, Cos. Inc.	561,060	25,063
SunTrust Banks, Inc.	294,054	21,395
Capital One Financial Corp.	242,614	20,962
The Hartford Financial Services Group Inc.	242,034	20,788
The Bank of New York Co., Inc.	617,761	19,676
AFLAC Inc.	405,458	18,821
SLM Corp.	337,906	18,615
Progressive Corp. of Ohio	159,403	18,615
BB&T Corp.	435,558	18,254
Fifth Third Bancorp	451,471	17,029
Countrywide Financial Corp.	480,508	16,429
The Chubb Corp.	160,303	15,654
National City Corp.	447,582	15,025
State Street Corp.	267,355	14,822
PNC Financial Services Group	235,004	14,530
Marsh & McLennan Cos., Inc.	441,357	14,018
ACE Ltd.	261,154	13,956
Golden West Financial Corp.	204,434	13,493
Regions Financial Corp.	369,160	12,611
Moody's Corp.	204,304	12,548
Charles Schwab Corp.	825,235	12,106
Simon Property Group, Inc. REIT	153,853	11,790
Mellon Financial Corp.	336,657	11,531
Franklin Resources Corp.	121,014	11,376
The Principal Financial Group, Inc.	226,005	10,719
KeyCorp	324,805	10,696
Bear Stearns Co., Inc.	91,799	10,605
Genworth Financial Inc.	305,100	10,550
Loews Corp.	110,423	10,474
North Fork Bancorp, Inc.	379,629	10,387
Equity Office Properties Trust REIT	331,806	10,064
XL Capital Ltd. Class A	141,252	9,518
ProLogis REIT	201,503	9,414
Aon Corp.	259,280	9,321
Equity Residential REIT	233,504	9,135
CIT Group Inc.	163,800	8,482
Ameriprise Financial, Inc.	200,738	8,230
Vornado Realty Trust REIT	95,300	7,955
Northern Trust Corp.	149,953	7,771
Comerica, Inc.	135,453	7,688
T. Rowe Price Group Inc.	104,852	7,552
Lincoln National Corp.	141,703	7,515
AmSouth Bancorp	277,955	7,285
Archstone-Smith Trust REIT	171,100	7,167
Marshall & Ilsley Corp.	164,503	7,080
M & T Bank Corp.	63,432	6,917
* E*TRADE Financial Corp.	331,452	6,914
MBIA, Inc.	113,902	6,852
Synovus Financial Corp.	253,004	6,834
Ambac Financial Group, Inc.	85,202	6,566
Sovereign Bancorp, Inc.	296,745	6,416
Zions Bancorp	84,551	6,389
Cincinnati Financial Corp.	138,477	6,187
Jefferson-Pilot Corp.	105,852	6,026
SAFECO Corp.	97,552	5,512
UnumProvident Corp.	241,395	5,492
MGIC Investment Corp.	79,252	5,216
Plum Creek Timber Co. Inc. REIT	143,653	5,179
Torchmark Corp.	89,651	4,985
Compass Bancshares Inc.	97,830	4,724
Public Storage, Inc. REIT	67,700	4,585
Huntington Bancshares Inc.	186,041	4,418
First Horizon National Corp.	97,252	3,738
Janus Capital Group Inc.	186,554	3,476
Apartment Investment & Management Co. Class A R	72,751	2,755
Federated Investors, Inc.	68,452	2,535

		1,941,261

Health Care (11.0%)
Johnson & Johnson	2,410,628	144,879
Pfizer Inc.	5,973,098	139,293
* Amgen, Inc.	1,000,091	78,867
UnitedHealth Group Inc.	1,089,420	67,697
Merck & Co., Inc.	1,774,263	56,439
Medtronic, Inc.	978,658	56,341
Eli Lilly & Co.	920,957	52,117
Wyeth	1,083,840	49,933
Abbott Laboratories	1,256,123	49,529
* WellPoint Inc.	522,548	41,694
Bristol-Myers Squibb Co.	1,580,589	36,322
Schering-Plough Corp.	1,193,132	24,877
Cardinal Health, Inc.	344,132	23,659
Aetna Inc.	233,716	22,042
* Gilead Sciences, Inc.	368,406	19,389
Baxter International, Inc.	503,059	18,940
* Caremark Rx, Inc.	361,557	18,725
HCA Inc.	343,851	17,364
Guidant Corp.	266,725	17,270
* St. Jude Medical, Inc.	294,606	14,789
* Genzyme Corp.	207,453	14,684
* Medco Health Solutions, Inc.	247,533	13,812
* Zimmer Holdings, Inc.	200,720	13,537
McKesson Corp.	249,219	12,857
* Biogen Idec Inc.	273,899	12,416
Becton, Dickinson & Co.	204,154	12,266
* Boston Scientific Corp.	480,632	11,771
CIGNA Corp.	104,602	11,684
Allergan, Inc.	105,652	11,406
* Forest Laboratories, Inc.	273,905	11,142
Stryker Corp.	236,456	10,506
* Express Scripts Inc.	122,102	10,232
* Coventry Health Care Inc.	131,700	7,502
* Humana Inc.	133,903	7,275
Biomet, Inc.	197,654	7,228
AmerisourceBergen Corp.	172,104	7,125
Quest Diagnostics, Inc.	134,464	6,922
* MedImmune Inc.	194,704	6,819
* Fisher Scientific International Inc.	99,352	6,146
* Laboratory Corp. of America Holdings	108,500	5,843
C.R. Bard, Inc.	84,902	5,597
* Hospira, Inc.	130,332	5,576
IMS Health, Inc.	189,962	4,734
Health Management Associates Class A	200,254	4,398
Applera Corp.-Applied Biosystems Group	163,853	4,352
* Thermo Electron Corp.	129,102	3,890
* Chiron Corp.	85,833	3,816
* Patterson Cos	112,000	3,741
* Waters Corp.	97,451	3,684
Mylan Laboratories, Inc.	176,654	3,526
* King Pharmaceuticals, Inc.	188,720	3,193
Bausch & Lomb, Inc.	41,951	2,848
* Millipore Corp.	42,151	2,784
* Tenet Healthcare Corp.	363,107	2,781
* Watson Pharmaceuticals, Inc.	82,902	2,695
PerkinElmer, Inc.	105,952	2,496
Manor Care, Inc.	58,851	2,341

		1,213,791

Industrials (9.4%)
General Electric Co.	8,561,908	300,095
United Parcel Service, Inc.	894,767	67,242
3M Co.	618,312	47,919
Tyco International Ltd.	1,635,495	47,200
United Technologies Corp.	828,136	46,301
The Boeing Co.	654,899	46,000
Caterpillar, Inc.	551,150	31,840
Honeywell International Inc.	691,063	25,742
FedEx Corp.	244,674	25,297
Emerson Electric Co.	332,656	24,849
Burlington Northern Santa Fe Corp.	301,802	21,374
General Dynamics Corp.	162,453	18,528
Lockheed Martin Corp.	290,419	18,479
Northrop Grumman Corp.	287,845	17,302
Union Pacific Corp.	213,204	17,165
Illinois Tool Works, Inc.	169,725	14,934
Norfolk Southern Corp.	326,926	14,656
Raytheon Co.	364,707	14,643
Cendant Corp.	837,599	14,449
Waste Management, Inc.	444,919	13,503
Deere & Co.	193,254	13,163
Ingersoll-Rand Co.	274,446	11,079
Masco Corp.	354,717	10,709
Danaher Corp.	188,155	10,495
PACCAR, Inc.	135,118	9,354
Southwest Airlines Co.	559,912	9,199
CSX Corp.	175,303	8,900
Rockwell Automation, Inc.	144,053	8,522
Textron, Inc.	107,452	8,272
Eaton Corp.	121,702	8,165
Pitney Bowes, Inc.	184,554	7,797
ITT Industries, Inc.	74,901	7,701
L-3 Communications Holdings, Inc.	95,900	7,130
Dover Corp.	164,203	6,649
Rockwell Collins, Inc.	142,153	6,606
Parker Hannifin Corp.	97,027	6,400
American Standard Cos., Inc.	151,703	6,060
R.R. Donnelley & Sons Co.	176,003	6,021
Fluor Corp.	68,501	5,292
Cooper Industries, Inc. Class A	72,058	5,260
Robert Half International, Inc.	135,853	5,147
Avery Dennison Corp.	89,502	4,947
Cintas Corp.	118,303	4,872
W.W. Grainger, Inc.	61,251	4,355
Equifax, Inc.	111,352	4,234
* Monster Worldwide Inc.	99,702	4,070
Goodrich Corp.	98,252	4,038
Cummins Inc.	37,601	3,374
American Power Conversion Corp.	152,403	3,353
Pall Corp.	95,368	2,562
Ryder System, Inc.	48,451	1,987
* Allied Waste Industries, Inc.	176,305	1,541
* Navistar International Corp.	53,081	1,519

		1,036,291

Information Technology (12.5%)
Microsoft Corp.	7,418,291	193,988
Intel Corp.	4,885,847	121,951
International Business Machines Corp.	1,280,575	105,263
* Cisco Systems, Inc.	4,978,301	85,228
Hewlett-Packard Co.	2,315,208	66,284
QUALCOMM Inc.	1,332,284	57,395
* Dell Inc.	1,907,458	57,205
* Apple Computer, Inc.	682,812	49,087
Motorola, Inc.	2,018,265	45,593
Texas Instruments, Inc.	1,321,076	42,367
* Yahoo! Inc.	1,023,070	40,084
* Oracle Corp.	3,052,678	37,273
First Data Corp.	623,519	26,818
* EMC Corp.	1,948,110	26,533
* Corning, Inc.	1,234,870	24,278
Applied Materials, Inc.	1,317,675	23,639
Automatic Data Processing, Inc.	468,909	21,518
Adobe Systems, Inc.	487,108	18,003
* Symantec Corp.	877,007	15,348
* Electronic Arts Inc.	243,815	12,754
* Sun Microsystems, Inc.	2,766,579	11,592
* Xerox Corp.	775,408	11,360
* Agilent Technologies, Inc.	333,654	11,107
* Broadcom Corp.	234,305	11,047
Analog Devices, Inc.	293,605	10,532
Computer Associates International, Inc.	370,197	10,436
Paychex, Inc.	269,156	10,260
Electronic Data Systems Corp.	419,357	10,081
* Advanced Micro Devices, Inc.	321,955	9,852
* Lucent Technologies, Inc.	3,601,683	9,580
Maxim Integrated Products, Inc.	259,755	9,414
Linear Technology Corp.	245,005	8,837
* Freescale Semiconductor, Inc. Class B	327,402	8,241
* Network Appliance, Inc.	301,465	8,140
Autodesk, Inc.	187,004	8,032
* Intuit, Inc.	148,403	7,910
KLA-Tencor Corp.	159,953	7,890
* Computer Sciences Corp.	149,853	7,589
National Semiconductor Corp.	279,805	7,269
Xilinx, Inc.	277,405	6,993
* Micron Technology, Inc.	497,909	6,627
* Fiserv, Inc.	149,003	6,447
* Affiliated Computer Services, Inc. Class A	99,252	5,874
* Altera Corp.	296,106	5,487
Scientific-Atlanta, Inc.	121,402	5,229
* Jabil Circuit, Inc.	140,903	5,226
* NCR Corp.	152,202	5,166
* NVIDIA Corp.	133,402	4,877
* Lexmark International, Inc.	97,902	4,389
Siebel Systems, Inc.	412,465	4,364
* Comverse Technology, Inc.	158,303	4,209
* Tellabs, Inc.	371,756	4,052
* Citrix Systems, Inc.	135,753	3,907
* BMC Software, Inc.	185,654	3,804
* Avaya Inc.	334,120	3,565
* JDS Uniphase Corp.	1,331,871	3,143
Molex, Inc.	116,803	3,031
* Novellus Systems, Inc.	116,652	2,814
* Solectron Corp.	741,364	2,713
* Compuware Corp.	302,356	2,712
Sabre Holdings Corp.	112,021	2,701
* Novell, Inc.	283,255	2,501
Symbol Technologies, Inc.	190,054	2,436
* QLogic Corp.	72,401	2,354
* LSI Logic Corp.	293,006	2,344
* Teradyne, Inc.	144,153	2,100
* ADC Telecommunications, Inc.	88,344	1,974
Tektronix, Inc.	69,051	1,948
* Mercury Interactive Corp.	67,201	1,868
* Convergys Corp.	115,152	1,825
* Sanmina-SCI Corp.	404,008	1,721
* Unisys Corp.	251,155	1,464
* Ciena Corp.	468,257	1,391
* Parametric Technology Corp.	220,104	1,343
* Andrew Corp.	119,527	1,282
* PMC Sierra Inc.	135,503	1,045
* Gateway, Inc.	267,405	671
* Applied Micro Circuits Corp.	245,105	630

		1,376,005

Materials (2.5%)
Dow Chemical Co.	781,071	34,227
E.I. du Pont de Nemours & Co.	745,692	31,692
Alcoa Inc.	704,999	20,847
Newmont Mining Corp. (Holding Co.)	362,303	19,347
Monsanto Co.	217,130	16,834
Praxair, Inc.	261,255	13,836
International Paper Co.	397,427	13,358
Weyerhaeuser Co.	197,004	13,069
Phelps Dodge Corp.	82,254	11,834
Air Products & Chemicals, Inc.	182,203	10,785
Nucor Corp.	127,202	8,487
Freeport-McMoRan Copper & Gold, Inc. Class B	149,053	8,019
PPG Industries, Inc.	137,703	7,973
Vulcan Materials Co.	82,502	5,590
Rohm & Haas Co.	114,992	5,568
Ecolab, Inc.	148,854	5,399
Temple-Inland Inc.	98,902	4,436
United States Steel Corp.	91,842	4,415
MeadWestvaco Corp.	155,351	4,354
* Sealed Air Corp.	65,166	3,660
Sigma-Aldrich Corp.	56,401	3,570
Ball Corp.	87,902	3,491
Ashland, Inc.	59,951	3,471
Eastman Chemical Co.	66,001	3,405
Engelhard Corp.	99,802	3,009
* Pactiv Corp.	122,602	2,697
Allegheny Technologies Inc.	71,056	2,564
International Flavors & Fragrances, Inc.	73,501	2,462
Louisiana-Pacific Corp.	85,652	2,353
Bemis Co., Inc.	82,402	2,296
* Hercules, Inc.	86,302	975

		274,023

Telecommunication Services (2.5%)
AT&T Inc.	3,167,869	77,581
Verizon Communications Inc.	2,236,083	67,351
Sprint Nextel Corp.	2,393,987	55,924
BellSouth Corp.	1,480,767	40,129
Alltel Corp.	309,805	19,549
* Qwest Communications International Inc.	1,232,447	6,963
CenturyTel, Inc.	110,002	3,648
Citizens Communications Co.	257,304	3,147

		274,292

Utilities (2.8%)
Exelon Corp.	541,870	28,795
Dominion Resources, Inc.	281,373	21,722
Southern Co.	603,511	20,839
Duke Energy Corp.	745,926	20,476
TXU Corp.	387,988	19,473
FPL Group, Inc.	318,426	13,234
Public Service Enterprise Group, Inc.	203,053	13,192
FirstEnergy Corp.	267,213	13,091
American Electric Power Co., Inc.	317,766	11,786
Entergy Corp.	168,753	11,585
Edison International	263,305	11,483
PG&E Corp.	278,776	10,348
Sempra Energy	206,945	9,279
PPL Corp.	306,706	9,017
Consolidated Edison Inc.	193,554	8,967
Progress Energy, Inc.	203,858	8,953
* AES Corp.	527,809	8,355
Ameren Corp.	162,403	8,321
Constellation Energy Group, Inc.	143,852	8,286
Cinergy Corp.	160,751	6,825
DTE Energy Co.	144,003	6,219
Xcel Energy, Inc.	326,451	6,026
KeySpan Corp.	138,402	4,940
NiSource, Inc.	216,077	4,507
* Allegheny Energy, Inc.	129,702	4,105
Pinnacle West Capital Corp.	78,151	3,232
CenterPoint Energy Inc.	236,027	3,033
TECO Energy, Inc.	163,523	2,809
* CMS Energy Corp.	174,152	2,527
* Dynegy, Inc.	279,905	1,355
NICOR Inc.	34,151	1,342
Peoples Energy Corp.	28,851	1,012

		305,134

Total Common Stocks
(Cost $6,419,533)		9,126,923

Temporary Cash Investments (18.2%)

Money Market Fund (10.7%)
** Vanguard Market Liquidity Fund, 4.274%	1,184,120,113	1,184,120

		1,184,120

	Face
	Amount
	($000)

Commercial Paper (6.5%)
Amstel Funding Corp.
4.469%, 3/29/2006	25,000	24,736
4.428%, 3/7/2006	27,000	26,791
Atlantic Asset Securitization Corp.
4.034%, 1/9/2006	50,000	49,963
Bank of Ireland
4.407%, 3/7/2006	50,000	49,617
Barclays US Funding
4.459%, 3/29/2006	25,000	24,740
Bavaria Universal Funding
4.080%, 1/3/2006	45,000	45,000
4.448%, 3/15/2006	25,000	24,780
CBA (Delaware) Finance Inc.
4.429%, 3/20/2006	20,000	19,815
Edison Asset Funding
4.427%, 3/17/2006	30,000	29,729
4.187%, 1/9/2006	25,000	24,977
Eiffel Funding LLC
4.058%, 1/3/2006	20,000	20,000
Grampian Funding LLC
4.408%, 3/6/2006	25,000	24,809
HBOS Treasury Services PLC
4.434%, 3/15/2006	30,000	29,742
Mane Funding Corp.
4.437%, 3/16/2006	30,000	29,734
4.208%, 1/11/2006	25,000	24,971
Northern Rock PLC
4.402%, 3/6/2006	50,000	49,623
San Paolo IMI US
4.187%, 1/9/2006	25,000	24,977
Starbird Funding Corp.
4.388%, 3/13/2006	25,000	24,786
Thunder Bay Funding Inc.
4.447%, 3/17/2006	25,000	24,773
Unicredito Italiano (Delaware) Inc.
4.428%, 3/16/2006	40,000	39,650
Variable Funding Capital
4.427%, 3/17/2006	30,000	29,728
Westpac Trust Securities New Zealand Ltd.
4.439%, 3/16/2006	40,000	39,651
Windmill Funding Corp.
4.181%, 1/5/2006	29,000	28,987

		711,579

U.S.Government Obligations (1.0%)

U.S. Treasury Bill
3.964%, 3/9/2006	106,500	105,736

Total Temporary Cash Investments
(Cost $2,001,311)		2,001,435

Total Investments (101.0%)
(Cost $8,420,844)		11,128,358

Other Assets and Liabilities--Net (-1.0%)		(104,766)

Net Assets (100%)		11,023,592

*Non-income-producing security.
^Part of security position is on loan to broker/dealers.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
1 Securities with a value of $105,736,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At December 31, 2005, the aggregate value of these securities was $572,655,000, representing 5.2% of net assets.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At December 31, 2005, the cost of investment securities for tax purposes was $8,420,844,000. Net unrealized appreciation of investment securities for tax purposes was $2,707,514,000, consisting of unrealized gains of $2,917,143,000 on securities that had risen in value since their purchase and $209,629,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts : The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 0.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	5,912	1,854,594	(27,754)
E-mini S&P 500 Index	1,009	63,305	(938)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard U.S. Value Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Common Stocks (97.2%)

Consumer Discretionary (16.5%)
Home Depot, Inc.	692,700	28,041
Lowe's Cos., Inc.	222,200	14,812
Ford Motor Co.	999,829	7,719
Whirlpool Corp.	78,100	6,542
^General Motors Corp.	320,400	6,222
D. R. Horton, Inc.	173,929	6,214
Johnson Controls, Inc.	81,600	5,949
KB HOME	81,500	5,922
Centex Corp.	77,400	5,533
*Mohawk Industries, Inc.	63,000	5,480
Gannett Co., Inc.	84,500	5,118
Lennar Corp. Class A	73,000	4,454
Lear Corp.	146,500	4,169
Jones Apparel Group, Inc.	129,700	3,984
Eastman Kodak Co.	157,800	3,693
Beazer Homes USA, Inc.	48,600	3,540
Liz Claiborne, Inc.	96,000	3,439
Harley-Davidson, Inc.	66,500	3,424
Brinker International, Inc.	84,800	3,278
MDC Holdings, Inc.	49,440	3,064
Ryland Group, Inc.	42,400	3,058
Pulte Homes, Inc.	74,600	2,936
Standard Pacific Corp.	75,400	2,775
*Office Depot, Inc.	70,000	2,198
Maytag Corp.	109,300	2,057
Wendy's International, Inc.	35,500	1,962
Outback Steakhouse, Inc.	44,700	1,860
TJX Cos., Inc.	78,200	1,817
Applebee's International, Inc.	75,400	1,703
American Axle & Manufacturing Holdings, Inc.	85,100	1,560
Omnicom Group Inc.	17,200	1,464
*Meritage Corp.	22,900	1,441
*Dollar Tree Stores, Inc.	59,900	1,434
*Bed Bath & Beyond, Inc.	39,500	1,428
*AutoNation, Inc.	42,500	924
*Rent-A-Center, Inc.	47,400	894
*Ryan's Restaurant Group, Inc.	64,900	783
ArvinMeritor, Inc.	48,100	692
* Papa John's International, Inc.	11,300	670
Darden Restaurants Inc.	16,100	626
Furniture Brands International Inc.	25,100	560
*Jack in the Box Inc.	15,800	552
Dana Corp.	75,600	543
*Hovnanian Enterprises Inc. Class A	10,500	521
CBRL Group, Inc.	14,000	492
*Group 1 Automotive, Inc.	15,400	484
*Visteon Corp.	73,400	459
*NVR, Inc.	400	281
Sonic Automotive, Inc.	7,400	165
*Pomeroy IT Solutions, Inc.	11,500	96
Family Dollar Stores, Inc.	1,300	32
Pre-Paid Legal Services, Inc.	200	8

		167,072

Consumer Staples (8.7%)
Altria Group, Inc.	522,300	39,026
Wal-Mart Stores, Inc.	412,400	19,300
Safeway, Inc.	254,500	6,021
Tyson Foods, Inc.	302,800	5,178
Sara Lee Corp.	232,500	4,394
*The Kroger Co.	190,600	3,599
Albertson's, Inc.	137,500	2,936
SuperValu Inc.	69,800	2,267
*Dean Foods Co.	33,100	1,247
Universal Corp. (VA)	27,300	1,184
Archer-Daniels-Midland Co.	40,000	986
Nash-Finch Co.	29,700	757
*Performance Food Group Co.	16,800	477
Longs Drug Stores, Inc.	7,700	280
Sanderson Farms, Inc.	3,900	119

		87,771

Energy (6.1%)
ExxonMobil Corp.	205,800	11,560
ConocoPhillips Co.	190,108	11,061
Burlington Resources, Inc.	61,800	5,327
Occidental Petroleum Corp.	66,000	5,272
Valero Energy Corp.	95,400	4,923
El Paso Corp.	292,500	3,557
Apache Corp.	42,200	2,892
Marathon Oil Corp.	43,900	2,677
Helmerich & Payne, Inc.	39,100	2,421
*Stone Energy Corp.	47,600	2,167
Kinder Morgan, Inc.	23,300	2,142
Murphy Oil Corp.	26,000	1,404
Anadarko Petroleum Corp.	11,800	1,118
*Oil States International, Inc.	33,800	1,071
*Giant Industries, Inc.	18,400	956
EOG Resources, Inc.	12,900	946
Amerada Hess Corp.	7,300	926
Holly Corp.	12,600	742
*Remington Oil &Gas Corp.	14,800	540
*Superior Energy Services, Inc.	13,400	282
*NS Group Inc.	3,900	163

		62,147

Financials (30.3%)
Bank of America Corp.	869,038	40,106
Fannie Mae	469,600	22,921
Citigroup, Inc.	418,900	20,329
MBNA Corp.	635,300	17,248
Washington Mutual, Inc.	362,671	15,776
JPMorgan Chase & Co.	339,450	13,473
AFLAC Inc.	262,400	12,181
National City Corp.	348,513	11,700
American International Group, Inc.	135,200	9,225
UnumProvident Corp.	357,600	8,135
Ambac Financial Group, Inc.	100,900	7,775
Freddie Mac	111,800	7,306
Torchmark Corp.	105,600	5,871
Fidelity National Financial, Inc.	155,653	5,726
MGIC Investment Corp.	84,900	5,588
Comerica, Inc.	97,100	5,511
Lehman Brothers Holdings, Inc.	38,000	4,870
First American Corp.	98,300	4,453
BB&T Corp.	99,600	4,174
Lincoln National Corp.	76,200	4,041
Capital One Financial Corp.	42,900	3,707
Radian Group, Inc.	61,000	3,574
Morgan Stanley	58,000	3,291
The Chubb Corp.	32,300	3,154
Aon Corp.	85,800	3,085
Jefferson-Pilot Corp.	53,300	3,034
Equity Office Properties Trust REIT	97,400	2,954
LandAmerica Financial Group, Inc.	40,500	2,527
Loews Corp.	26,100	2,476
The PMI Group Inc.	59,200	2,431
Marsh & McLennan Cos., Inc.	76,400	2,426
PNC Financial Services Group	37,900	2,343
Old Republic International Corp.	88,550	2,325
The Hartford Financial Services Group Inc.	26,800	2,302
AmerUs Group Co.	40,300	2,284
Bear Stearns Co., Inc.	19,500	2,253
Equity Residential REIT	56,900	2,226
First Horizon National Corp.	54,600	2,099
Prudential Financial, Inc.	28,600	2,093
MetLife, Inc.	40,900	2,004
Archstone-Smith Trust REIT	39,800	1,667
Countrywide Financial Corp.	46,100	1,576
^Annaly Mortgage Management Inc. REIT	124,700	1,364
Protective Life Corp.	30,000	1,313
MBIA, Inc.	20,600	1,239
Flagstar Bancorp, Inc.	80,900	1,165
Avalonbay Communities, Inc. REIT	13,000	1,160
Fremont General Corp.	49,000	1,138
Nationwide Financial Services, Inc.	24,800	1,091
Astoria Financial Corp.	34,550	1,016
Merrill Lynch & Co., Inc.	14,400	975
The Goldman Sachs Group, Inc.	7,400	945
Wachovia Corp.	17,700	936
KeyCorp	28,400	935
Commerce Group, Inc.	16,100	922
American Financial Group, Inc.	22,700	870
SunTrust Banks, Inc.	11,500	837
Stewart Information Services Corp.	16,700	813
Washington Federal Inc.	32,521	748
Mellon Financial Corp.	21,500	736
State Street Corp.	13,000	721
AmSouth Bancorp	26,400	692
Apartment Investment & Management Co. Class A	17,900	678
Zions Bancorp	8,700	657
Thornburg Mortgage, Inc. REIT	23,600	618
StanCorp Financial Group, Inc.	11,000	549
People's Bank	16,350	508
CBL & Associates Properties, Inc. REIT	11,700	462
Impac Mortgage Holdings, Inc. REIT	36,000	339
National Health Investors REIT	12,100	314
Kilroy Realty Corp. REIT	4,500	279
Zenith National Insurance Corp.	4,500	208
Horace Mann Educators Corp.	10,800	205
^Capstead Mortgage Corp. REIT	32,400	188
iStar Financial Inc. REIT	4,800	171
Anworth Mortgage Asset Corp. REIT	9,300	68
*AmeriCredit Corp.	800	21

		307,121

Health Care (13.6%)
Pfizer Inc.	1,470,000	34,280
UnitedHealth Group Inc.	425,300	26,428
Merck & Co., Inc.	793,000	25,225
McKesson Corp.	242,100	12,490
Cardinal Health, Inc.	99,200	6,820
AmerisourceBergen Corp.	149,200	6,177
*Express Scripts Inc.	64,800	5,430
Aetna Inc.	48,000	4,527
Bristol-Myers Squibb Co.	157,100	3,610
CIGNA Corp.	29,900	3,340
*Health Net Inc.	45,100	2,325
*Medco Health Solutions, Inc.	32,500	1,814
*Humana Inc.	32,800	1,782
*King Pharmaceuticals, Inc.	64,300	1,088
*Lincare Holdings, Inc.	20,300	851
Universal Health Services Class B	13,600	636
*WellPoint Inc.	4,983	398
*Tenet Healthcare Corp.	33,800	259
DENTSPLY International Inc.	3,000	161
*BioScrip Inc.	8,800	66
*Kindred Healthcare, Inc.	300	8

		137,715

Industrials (3.1%)
*Continental Airlines, Inc. Class B	200,700	4,275
*USG Corp.	63,400	4,121
SPX Corp.	50,100	2,293
Union Pacific Corp.	25,500	2,053
Burlington Northern Santa Fe Corp.	27,600	1,955
General Electric Co.	55,000	1,928
*AMR Corp.	48,100	1,069
United Technologies Corp.	17,800	995
Lockheed Martin Corp.	15,000	954
*Jacobs Engineering Group Inc.	13,900	943
NACCO Industries, Inc. Class A	7,400	867
Textron, Inc.	10,700	824
Arkansas Best Corp.	18,600	812
*General Cable Corp.	38,300	755
GATX Corp.	19,400	700
Mueller Industries Inc.	25,000	686
Caterpillar, Inc.	11,000	636
*United Stationers, Inc.	11,900	577
*EMCOR Group, Inc.	7,900	533
*Griffon Corp.	20,100	479
Goodrich Corp.	11,100	456
Lennox International Inc.	13,800	389
American Power Conversion Corp.	17,600	387
Skywest, Inc.	11,600	312
American Woodmark Corp.	12,200	302
*Alaska Air Group, Inc.	7,900	282
Washington Group International, Inc.	4,800	254
Walter Industries, Inc.	4,800	239
*Mesa Air Group Inc.	20,900	219
*Flowserve Corp.	4,900	194
*United Rentals, Inc.	7,500	175
PACCAR, Inc.	2,500	173
*GenCorp, Inc.	6,600	117

		30,954

Information Technology (6.5%)
*Dell Inc.	701,500	21,038
First Data Corp.	323,800	13,927
Hewlett-Packard Co.	451,800	12,935
*Ingram Micro, Inc. Class A	195,500	3,896
*Tech Data Corp.	91,300	3,623
*Affiliated Computer Services, Inc. Class A	36,000	2,131
*EMC Corp.	130,900	1,783
*Hutchinson Technology, Inc.	34,500	982
*Lexmark International, Inc.	20,700	928
*Agilent Technologies, Inc.	27,500	916
KLA-Tencor Corp.	17,900	883
Applied Materials, Inc.	44,300	795
Harris Corp.	17,800	766
Sabre Holdings Corp.	27,800	670
*Brightpoint, Inc.	21,000	582
*ManTech International Corp.	7,400	206
*Avnet, Inc.	7,400	177
CDW Corp.	900	52

		66,290

Materials (1.0%)
Commercial Metals Co.	85,300	3,202
Martin Marietta Materials, Inc.	19,800	1,519
Air Products & Chemicals, Inc.	20,300	1,202
*AK Steel Corp.	122,300	972
PPG Industries, Inc.	15,100	874
Ryerson Tull, Inc.	21,700	528
Worthington Industries, Inc.	24,900	478
*Crown Holdings, Inc.	23,000	449
Lafarge North America Inc.	7,100	391
*Owens-Illinois, Inc.	5,900	124
Georgia Gulf Corp.	4,000	122
*OM Group, Inc.	5,800	109
Steel Dynamics, Inc.	800	28

		9,998

Telecommunication Services (6.6%)
Verizon Communications Inc.	945,202	28,469
AT&T Inc.	1,090,148	26,698
BellSouth Corp.	419,300	11,363
CenturyTel, Inc.	13,500	448

		66,978

Utilities (4.8%)
American Electric Power Co., Inc.	183,500	6,806
Progress Energy, Inc.	107,900	4,739
Duke Energy Corp.	149,300	4,098
FPL Group, Inc.	82,300	3,420
Exelon Corp.	58,600	3,114
Public Service Enterprise Group, Inc.	42,500	2,761
FirstEnergy Corp.	46,400	2,273
Edison International	48,700	2,124
Southern Co.	58,400	2,017
Sempra Energy	42,300	1,897
DTE Energy Co.	41,800	1,805
Entergy Corp.	25,700	1,764
Constellation Energy Group, Inc.	29,400	1,693
CenterPoint Energy Inc.	121,800	1,565
TECO Energy, Inc.	78,000	1,340
PPL Corp.	40,800	1,200
Xcel Energy, Inc.	56,500	1,043
PG&E Corp.	26,600	987
Consolidated Edison Inc.	19,400	899
Questar Corp.	11,200	848
Duquesne Light Holdings, Inc.	35,100	573
Puget Energy, Inc.	23,300	476
*CMS Energy Corp.	32,300	469
Great Plains Energy, Inc.	15,400	431
Aqua America, Inc.	10,000	273
PNM Resources Inc.	6,750	165
Energy East Corp.	3,100	71

		48,851

Total Common Stocks
(Cost $893,689)		984,897

Temporary Cash Investments (3.4%)

Money Market Fund (3.2%)
**Vanguard Market Liquidity Fund, 4.274%	32,203,070	32,203

	Face
	Amount
	($000)

U.S. Government Obligation (0.2%)
U.S. Treasury Bill
(1)3.781%, 3/23/06	2,000	1,982

Total Temporary Cash Investments
(Cost $34,186)		34,185

Total Investments (100.6%)
(Cost $927,875)		1,019,082

Other Assets and Liabilities--Net (-0.6%)		(5,899)

Net Assets (100%)		1,013,183

*Non-income-producing security.
^Part of security position is on loan to broker/dealers.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
(1)Securities with a value of $1,982,000 have been segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2005, the cost of investment securities for tax purposes was $927,875,000. Net unrealized appreciation of investment securities for tax purposes was $91,207,000, consisting of unrealized gains of $145,487,000 on securities that had risen in value since their purchase and $54,280,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.5% and 2.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	41	12,862	(230)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Capital Value Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Common Stocks (100.3%)

Consumer Discretionary (21.8%)
Cinram International Inc.	692,500	16,243
* Comcast Corp. Special Class A	467,400	12,008
Compagnie Generale des Etablissements Michelin SA	186,579	10,438
American Axle & Manufacturing Holdings, Inc.	479,500	8,789
Foot Locker, Inc.	338,000	7,973
Time Warner, Inc.	421,800	7,356
Dex Media, Inc.	268,700	7,279
Lear Corp.	136,800	3,893
Ruby Tuesday, Inc.	135,700	3,513
* Comcast Corp. Class A	134,800	3,499
Whirlpool Corp.	32,700	2,739
Newell Rubbermaid, Inc.	102,000	2,426
Viacom Inc. Class B	64,200	2,093
^ Blockbuster Inc. Class A	370,300	1,389
* Liberty Global, Inc. Class A	43,647	982
* Liberty Global, Inc. Series C	43,647	925
* TRW Automotive Holdings Corp.	34,700	914
* R.H. Donnelley Corp.	12,700	783

		93,242

Energy (3.9%)
Petrol Brasileiro Series A ADR	98,700	6,353
EnCana Corp.	86,710	3,916
Talisman Energy, Inc.	60,000	3,173
Devon Energy Corp.	30,500	1,907
Petro Canada	30,600	1,227

		16,576

Financials (16.6%)
Citigroup, Inc.	405,900	19,698
Bank of America Corp.	261,090	12,049
ACE Ltd.	160,600	8,583
CIT Group Inc.	133,700	6,923
MBNA Corp.	254,900	6,921
Platinum Underwriters Holdings, Ltd.	135,300	4,204
Apollo Investment Corp.	203,000	3,640
Capital One Financial Corp.	41,800	3,612
KKR Financial Corp. REIT	106,900	2,565
American International Group, Inc.	29,800	2,033
Everest Re Group, Ltd.	8,400	843

		71,071

Health Care (13.3%)
Sanofi-Aventis ADR	316,000	13,872
Wyeth	298,500	13,752
* Endo Pharmaceuticals Holdings, Inc.	320,700	9,704
Sanofi-Aventis	62,823	5,480
GlaxoSmithKline PLC ADR	106,900	5,396
GlaxoSmithKline PLC	135,605	3,416
* Theravance, Inc.	132,600	2,986
Eli Lilly & Co.	42,800	2,422

		57,028

Industrials (12.4%)
Tyco International Ltd.	579,300	16,719
Goodrich Corp.	224,200	9,215
*(1)US Airways New Company-Private Placement	273,524	9,143
* Yellow Roadway Corp.	149,100	6,651
* Continental Airlines, Inc. Class B	307,700	6,554
*^ Pinnacle Airlines Corp.	237,600	1,585
* AMR Corp.	65,700	1,461
* AirTran Holdings, Inc.	79,700	1,278
* Acco Brands Corp.	8,900	218

		52,824

Information Technology (16.7%)
* Cisco Systems, Inc.	1,196,800	20,489
Microsoft Corp.	333,500	8,721
* Fairchild Semiconductor International, Inc.	507,000	8,573
Applied Materials, Inc.	472,800	8,482
* Flextronics International Ltd.	354,300	3,699
* BE Semiconductor Industries N.V	734,541	3,598
* LAM Research Corp.	96,400	3,440
* Teradyne, Inc.	234,200	3,412
LM Ericsson Telephone Co. ADR Class B	79,500	2,735
* Unisys Corp.	431,900	2,518
* Arrow Electronics, Inc.	78,500	2,514
* Vishay Intertechnology, Inc.	139,100	1,914
* Varian Semiconductor Equipment Associates, Inc.	27,400	1,204

		71,299

Materials (11.9%)
Alcoa Inc.	374,900	11,086
* Pactiv Corp.	478,100	10,518
Cytec Industries, Inc.	166,300	7,921
* Smurfit-Stone Container Corp.	387,312	5,488
E.I. du Pont de Nemours & Co.	121,700	5,172
Temple-Inland Inc.	106,000	4,754
Akzo Nobel NV	48,286	2,228
Engelhard Corp.	71,400	2,153
Albemarle Corp.	24,000	920
* Huntsman Corp.	28,200	486

		50,726

Telecommunication Services (2.7%)
Sprint Nextel Corp.	477,712	11,159
Verizon Communications Inc.	14,100	425

		11,584

Other (1.0%)
(2)Miscellaneous (1.0%)		4,212

Total Common Stocks
(Cost $370,692)		428,562

Temporary Cash Investments (0.8%)

Money Market Fund (0.5%)
** Vanguard Market Liquidity Fund, 4.274%	2,100,000	2,100

	FACE
	AMOUNT
	($000)

Repurchase Agreement (0.3%)
Deutsche Bank
4.270%, 1/3/06 (Dated 12/30/05,
Repurchase Value $1,301,000
Collaterized by Federal Farm
Credit Bank, 4.125%, 4/15/09)	1,300	1,300

Total Temporary Cash Investments
(Cost $3,400)		3,400

Total Investments (101.1%)
(Cost $374,092)		431,962

Other Assets and Liabilities--Net (-1.1%)		(4,837)

Net Assets (100%)		427,125

*Non-income-producing security.
^Part of security position is on loan to broker/dealers.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
(1)Restricted security represents 0.21% of net assets. (2)Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as “miscellaneous securities” provided that they have been held for less than one year and not previously reported by name.
ADR — American Depositary Receipt.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2005, the cost of investment securities for tax purposes was $374,092,000. Net unrealized appreciation of investment securities for tax purposes was $57,870,000, consisting of unrealized gains of $73,626,000 on securities that had risen in value since their purchase and $15,756,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.